Offerings - Offering: 1	Sep. 19, 2025 USD ($)
Offering:
Other Rule	true
Security Type	Equity
Amount Registered	78,637,352
Proposed Maximum Offering Price per Unit	0.9032
Maximum Aggregate Offering Price	$ 71,025,256
Offering Note
(1)

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends, or similar transactions.

(2)

Calculated pursuant to Rule 457(c) under the Securities Act upon the basis of the average of the high and low prices of the shares of Common Stock of the Company as reported on the Nasdaq Capital Market as of September 16, 2025.